financing costs	6 Months Ended
Jun. 30, 2026
financing costs
financing costs
9	financing costs

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Interest expense
From transactions that only involve the raising of finance
Long-term debt, excluding lease liabilities and other (secured)
Gross	$327	$306	$655	$590
Capitalized [1] (Notes 17, 18(a))	(3)	—	(6)	(9)
Net	324	306	649	581

Short-term borrowings and other	17	12	30	29
Long-term debt prepayment premium (Note 26(e))	51	—	51	—
	392	318	730	610
From transactions that do not only involve the raising of finance
Long-term debt – lease liabilities (Notes 19, 26(h))	41	42	84	83
Long-term debt – other (secured) (Note 26(g))	6	8	11	14
Employee defined benefit plans net interest (Note 15)	4	3	7	6
Accretion on provisions (Note 25)	5	7	13	14
	56	60	115	117
	448	378	845	727
Other
Foreign exchange	(7)	12	(44)	12
	441	390	801	739
Interest income	(21)	(17)	(46)	(22)
	$420	$373	$755	$717

Net interest cost			$754	$720
Interest expense on long-term debt, excluding lease liabilities and other – capitalized [1]			(6)	(9)
Employee defined benefit plans net interest			7	6
			$755	$717

1	Interest on long-term debt, excluding lease liabilities, at a composite rate of 5.3% (2025 – 5.3%) was capitalized to property, plant and equipment assets under construction and to intangible assets with indefinite lives during the period.